Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000011342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,776	$ 10,997	$ 11,498	$ 12,005	$ 11,470	$ 12,866	$ 11,922	$ 11,714	$ 12,165	$ 12,295
C000038983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000038984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000011339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,778	10,991	11,483	11,981	11,440	12,811	11,872	11,658	12,099	12,220
C000199785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,776	10,997	11,501	12,016	11,488	12,894	11,955	11,757	12,221	12,362
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,587	$ 10,742	$ 10,861	$ 11,557	$ 12,017	$ 12,586	$ 11,731	$ 11,788	$ 12,103	$ 12,349
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark